Equity Incentive Plans - Weighted average assumptions used to determine the fair value of stock option grants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity
Common stock fair value (in dollars per share)	$ 3.75
Risk-free interest rate	3.53%
Expected volatility	111.00%
Expected term (in years)	6 years 29 days
Expected dividend yield	0.00%	0.00%